Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

	2022				2021
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	2,039	22,275	18	24,332	6,221	14,875	5	21,101
Derivative financial instruments	68	41,202	13	41,283	22	19,305	26	19,353
Investment securities	12,634	62,263	387	75,284	19,282	62,923	277	82,482
Loans	-	45	27	72	-	74	36	110
Assets held for sale	-	-	-	-	1,309	1,663	-	2,972
Total financial assets measured at fair value on a recurring basis	14,741	125,785	445	140,971	26,834	98,840	344	126,018
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	46,331	-	46,331	-	46,665	-	46,665
Other financial liabilities[2]	2,006	9,319	-	11,325	1,478	4,968	-	6,446
Derivative financial instruments	51	39,494	23	39,568	35	17,992	32	18,059
Debt issues[3]	-	6,740	-	6,740	-	5,514	-	5,514
Liabilities held for sale	-	-	-	-	-	447	-	447
Total financial liabilities measured at fair value on a recurring basis	2,057	101,884	23	103,964	1,513	75,586	32	77,131

Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	1,964	20,435	18	22,417	5,542	13,233	4	18,779
Derivative financial instruments	68	41,046	13	41,127	22	19,081	24	19,127
Investment securities	10,887	59,055	157	70,099	17,228	60,511	75	77,814
Loans	-	45	9	54	-	74	17	91
Due from subsidiaries	-	1,966	-	1,966	-	1,163	-	1,163
Total financial assets measured at fair value on a recurring basis	12,919	122,547	197	135,663	22,792	94,062	120	116,974
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	43,742	-	43,742	-	43,372	-	43,372
Other financial liabilities[2]	2,006	9,319	-	11,325	1,478	4,415	-	5,893
Derivative financial instruments	51	39,384	23	39,458	35	17,822	32	17,889
Debt issues[3]	-	1,905	-	1,905	-	2,664	-	2,664
Due to subsidiaries	-	1,906	-	1,906	-	867	-	867
Total financial liabilities measured at fair value on a recurring basis	2,057	96,256	23	98,336	1,513	69,140	32	70,685

1.	The contractual outstanding amount payable at maturity was $46,535 million (2021: $46,661 million) for the Group and $43,926 million (2021: $43,367 million) for the Parent Entity.
2.	The contractual outstanding amount payable at maturity for the Group is $11,330 million (2021: $6,446 million) and $11,330 million for the Parent Entity (2021: $5,893 million).
3.

The contractual outstanding amount payable at maturity was $7,193 million (2021: $5,357 million) for the Group and $2,302 million (2021: $2,507 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $66 million decrease (2021: $14 million increase) for the Group and Parent Entity.

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

	Trading
	securities and
	financial assets			Total		Total
	measured	Investment		Level 3		Level 3
$m	at FVIS	securities	Other[1]	assets	Derivatives	liabilities
Consolidated
Balance as at 30 September 2020	221	153	25	399	13	13
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	548	-	20	568	16	16
OCI	-	50	-	50	-	-
Acquisitions and issues	2	257	10	269	8	8
Disposals and settlements	(665)	(7)	(15)	(687)	(4)	(4)
Transfer into or out of non-market observables	(101)	(176)	22	(255)	(1)	(1)
Balance as at 30 September 2021	5	277	62	344	32	32
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(12)	(12)	(5)	(5)
OCI	-	99	-	99	-	-
Acquisitions and issues	16	65	6	87	2	2
Disposals and settlements	(3)	(54)	(15)	(72)	(2)	(2)
Transfer into or out of non-market observables	-	-	-	-	(4)	(4)
Foreign currency translation impacts	-	-	(1)	(1)	-	-
Balance as at 30 September 2022	18	387	40	445	23	23
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2021	3	-	25	28	(24)	(24)
30 September 2022	(1)	-	(7)	(8)	3	3

Parent Entity
Balance as at 30 September 2020	193	69	24	286	13	13
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	3	-	20	23	16	16
OCI	-	(2)	-	(2)	-	-
Acquisitions and issues	1	183	8	192	8	8
Disposals and settlements	(193)	-	(10)	(203)	(4)	(4)
Transfer into or out of non-market observables	-	(175)	(1)	(176)	(1)	(1)
Balance as at 30 September 2021	4	75	41	120	32	32
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(12)	(12)	(5)	(5)
OCI	-	1	-	1	-	-
Acquisitions and issues	17	85	5	107	2	2
Disposals and settlements	(3)	(4)	(12)	(19)	(2)	(2)
Transfer into or out of non-market observables	-	-	-	-	(4)	(4)
Balance as at 30 September 2022	18	157	22	197	23	23
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2021	3	-	25	28	(24)	(24)
30 September 2022	(1)	-	(7)	(8)	3	3

1.	Other is comprised of derivative financial assets and certain loans.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2022
Financial assets not measured at fair value
Cash and balances with central banks	105,257	105,257	-	-	105,257
Collateral paid	6,216	6,216	-	-	6,216
Investment securities	1,181	-	335	844	1,179
Loans	739,575	-	-	732,511	732,511
Other financial assets	5,626	-	5,626	-	5,626
Assets held for sale	20	-	20	-	20
Total financial assets not measured at fair value	857,875	111,473	5,981	733,355	850,809
Financial liabilities not measured at fair value
Collateral received	6,371	6,371	-	-	6,371
Deposits and other borrowings	612,798	-	608,397	4,737	613,134
Other financial liabilities	45,035	-	45,035	-	45,035
Debt issues[1]	138,128	-	137,146	306	137,452
Loan capital[1]	31,254	-	30,671	-	30,671
Liabilities held for sale	31	-	31	-	31
Total financial liabilities not measured at fair value	833,617	6,371	821,280	5,043	832,694

2021
Financial assets not measured at fair value
Cash and balances with central banks	71,353	71,353	-	-	71,353
Collateral paid	4,232	4,232	-	-	4,232
Investment securities	935	-	331	604	935
Loans	709,674	-	-	710,284	710,284
Other financial assets	6,394	-	6,394	-	6,394
Assets held for sale	1,041	7	19	1,015	1,041
Total financial assets not measured at fair value	793,629	75,592	6,744	711,903	794,239
Financial liabilities not measured at fair value
Collateral received	2,368	2,368	-	-	2,368
Deposits and other borrowings	580,290	-	576,293	3,819	580,112
Other financial liabilities	43,863	-	43,863	-	43,863
Debt issues[1]	123,265	-	123,826	743	124,569
Loan capital[1]	29,067	-	30,147	-	30,147
Liabilities held for sale	28	-	28	-	28
Total financial liabilities not measured at fair value	778,881	2,368	774,157	4,562	781,087

1.The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

Note 23. Fair values of financial assets and financial liabilities (continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2022
Financial assets not measured at fair value
Cash and balances with central banks	95,182	95,182	-	-	95,182
Collateral paid	6,179	6,179	-	-	6,179
Investment securities	77	-	2	75	77
Loans	651,663	-	-	645,861	645,861
Due from subsidiaries[1]	51,403	-	8,748	42,655	51,403
Other financial assets	5,228	-	5,228	-	5,228
Total financial assets not measured at fair value	809,732	101,361	13,978	688,591	803,930
Financial liabilities not measured at fair value
Collateral received	6,299	6,299	-	-	6,299
Deposits and other borrowings	543,003	-	541,916	1,435	543,351
Other financial liabilities	41,027	-	41,027	-	41,027
Debt issues[2]	120,434	-	119,978	-	119,978
Due to subsidiaries	56,437	-	5,054	51,383	56,437
Loan capital[2]	30,734	-	30,144	-	30,144
Total financial liabilities not measured at fair value	797,934	6,299	738,119	52,818	797,236

2021
Financial assets not measured at fair value
Cash and balances with central banks	62,754	62,754	-	-	62,754
Collateral paid	4,055	4,055	-	-	4,055
Investment securities	49	-	2	47	49
Loans	618,322	-	-	619,061	619,061
Due from subsidiaries[1,3]	45,290	-	10,765	34,525	45,290
Other financial assets	5,486	-	5,486	-	5,486
Assets held for sale	1,015	-	-	1,015	1,015
Total financial assets not measured at fair value[3]	736,971	66,809	16,253	654,648	737,710
Financial liabilities not measured at fair value
Collateral received	2,189	2,189	-	-	2,189
Deposits and other borrowings	506,815	-	505,367	1,241	506,608
Other financial liabilities	41,370	-	41,370	-	41,370
Debt issues[2]	105,546	-	106,713	-	106,713
Due to subsidiaries[3]	49,865	-	7,348	42,517	49,865
Loan capital[2]	29,067	-	30,147	-	30,147
Liabilities held for sale	3	-	3	-	3
Total financial liabilities not measured at fair value[3]	734,855	2,189	690,948	43,758	736,895

1.	Due from subsidiaries excluded $816 million (2021: $809 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
2.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac's credit spreads since origination.
3.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.